INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2018
Inventories [Abstract]
Inventories [Table Text Block]	Inventories consisted of the following (in millions):

December 31,	2018	2017
Raw materials and packaging	$2,025	$1,893
Finished goods	773	775
Other	273	286
Total inventories	$3,071	$2,954